Assets held-for-sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets held-for-sale
Schedule of assets held-for-sale

	2025	2024
	US$’000	US$’000
At beginning of the financial year	32,998	44,296
Reclassified from property, plant and equipment (note 8)	—	32,998
Disposals	(32,998)	(44,296)
At end of the financial year	—	32,998